Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule Of Fair Value Of Assets And Liabilities Related To Derivative Instruments

The following table summarizes the fair value of our assets related to derivatives designated as hedging instruments as of September 30, 2013 and June 30, 2013:

(in millions)	September 30, 2013	June 30, 2013
Assets:
Derivatives Designated as Hedging Instruments:
Forward Interest Rate Swap Agreements [1]	$41	$34

Total Assets	$41	$34

The following table summarizes the fair value of our assets and liabilities related to derivative instruments as of June 30, 2013 and June 30, 2012:

(in millions)	June 30, 2013	June 30, 2012
Assets:
Derivatives Designated as Hedging Instruments:
Foreign Currency Forward Contracts[1]	$—	$2
Forward Interest Rate Swap Agreements[2]	34	—

Total Assets	$34	$2

Liabilities:
Derivatives Designated as Hedging Instruments:
Foreign Currency Forward Contracts[3]	$—	$3
Forward Interest Rate Swap Agreements[4]	—	17

Total Liabilities	$—	$20

[1]	All foreign currency forward contracts classified as derivative assets are recorded as “Other Current Assets” in the consolidated balance sheets.
[2]	All forward interest rate swap agreements classified as derivative assets are recorded as “Other Current Assets” or “Other Assets” in the consolidated balance sheets.
[3]	All foreign currency forward contracts classified as derivative liabilities are recorded as “Other Accrued Liabilities” in the consolidated balance sheets.
[4]	All forward interest rate swap agreements classified as derivative liabilities are recorded as “Other Liabilities” in the consolidated balance sheets.

Schedule Of Unsettled Derivative Instruments And Associated Amount

The following is a summary of all unsettled derivative instruments and the associated amount we would have paid or received to terminate these contracts based on quoted market prices for the same or similar instruments as of September 30, 2013 and June 30, 2013:

	September 30, 2013		June 30, 2013
(in millions)	Notional Amount	Fair Value of Unrealized Gain/(Loss)	Notional Amount	Fair Value of Unrealized Gain/(Loss)
Foreign Currency Forward Contracts	$55	$—	$71	$—
Interest Rate Swap Agreements	450	41	450	34

Total	$505	$41	$521	$34

The following is a summary of all unsettled derivative instruments and the associated amount we would have paid or received to terminate these contracts based on market prices for the same or similar instruments, as of June 30, 2013 and June 30, 2012:

	June 30, 2013		June 30, 2012
(in millions)	Notional Amount	Fair Value Gain	Notional Amount	Fair Value Loss
Foreign Currency Forward Contracts	$71	$—	$106	$(1)
Interest Rate Swap Agreements	450	34	750	(17)

Total	$521	$34	$856	$(18)

Schedule Of Notional Amount Of Outstanding Cash Flow Hedges

The following table shows the notional amount of the outstanding cash flow hedges as of June 30, 2013 and June 30, 2012:

	June 30, 2013	June 30, 2012
(in millions)	Notional Amount	Notional Amount
Foreign Currency Forward Contracts	$—	$47
Interest Rate Swap Agreements	450	750

Total	$450	$797

Schedule Of Notional Amount Of Fair Value Hedges Outstanding

The following table summarizes the notional amount of the fair value hedges outstanding as of June 30, 2013 and June 30, 2012:

	June 30, 2013	June 30, 2012
(in millions)	Notional Amount	Notional Amount
Foreign Currency Forward Contracts	$71	$59

Schedule Of Gain (Loss) Recognized In Earnings For Fair Value Hedges

The following table summarizes the gain (loss) recognized in earnings for fair value hedges for the fiscal years 2013, 2012 and 2011:

	For Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Foreign Currency Forward Contracts	$1	$(1)	$(9)